SUPPLEMENTARY PENSION PLANS (Details 5) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Discount Rate [Member] | Sensitivity Analysis Increase Of 1 P P [Member]
IfrsStatementLineItems [Line Items]
Rate	11.72% - 12.32%
Effect on actuarial liabilities	reduction
Effect on the present value of the obligations	R$ (237,741)
Discount Rate [Member] | Sensitivity Analysis Decrease Of 1 P P [Member]
IfrsStatementLineItems [Line Items]
Rate	9.72% - 10.32%
Effect on actuarial liabilities	increase
Effect on the present value of the obligations	R$ 272,395
Medical Inflation [Member] | Sensitivity Analysis Increase Of 1 P P [Member]
IfrsStatementLineItems [Line Items]
Rate	7.92% - 8.64%
Effect on actuarial liabilities	increase
Effect on the present value of the obligations	R$ 70,578
Medical Inflation [Member] | Sensitivity Analysis Decrease Of 1 P P [Member]
IfrsStatementLineItems [Line Items]
Rate	5.92% - 6.64%
Effect on actuarial liabilities	reduction
Effect on the present value of the obligations	R$ (61,359)